UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 28, 2015

U.S. Government Securities Fund seeks a high level of current income, as well as preservation of capital, by investing at least 80% of the fund’s assets in securities guaranteed or sponsored by the United States government.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	0.59%	2.64%	3.65%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.64% for Class A shares as of the prospectus dated November 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Fund shares are not guaranteed by the U.S. government. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended February 28, 2015, U.S. Government Securities Fund produced a total return of 1.47%. During the same period, the unmanaged Barclays U.S. Government/Mortgage-Backed Securities Index gained 2.32%, and the Lipper General U.S. Government Funds Average (a peer group of mutual funds) rose 2.09%. The fund’s six-month return relative to the Barclays index was disappointing, but the results compared to the Lipper average were as expected since the peer group skews to long-maturity funds.

Income, in the form of monthly dividends, is an important element of the fund’s total return. Income for the period totaled more than 5 cents a share, an income return of around 0.39% for investors who reinvested dividends.

Bond market overview

The middle of our reporting period coincided with the end of the Federal Reserve’s “taper” program. Thus concluded a series of asset-purchase programs the Fed instituted after the 2007 financial crisis that were designed to decrease interest rates, raise asset prices, and stimulate consumption and investment spending by decreasing longer maturity interest rates.

Results at a glance

For periods ended February 28, 2015, with dividends reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 10/17/85)

U.S. Government Securities Fund (Class A shares)	3.68%	3.20%	3.95%	6.00%
Barclays U.S. Government/Mortgage-Backed Securities Index*	4.51	3.52	4.59	6.92
Lipper General U.S. Government Funds Average	4.51	3.23	3.82	5.84

Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government.

*The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

U.S. Government Securities Fund	1

Somewhat counterintuitively, but consistent with past experience, U.S. interest rates in general declined following the conclusion of the Fed’s asset-purchase program. Slowing global growth, a rapid fall in oil prices and strong capital flows into the U.S. all combined to strengthen the U.S. dollar and push down longer maturity U.S. interest rates. Conversely, short-maturity interest rates actually rose in the last six months, reflecting the market’s anticipation of Fed interest rate increases in 2015.

The chart below shows the significant decrease in rates for longer maturity U.S. Treasury securities (10-, 20- and 30-year maturities) and the small increase in rates for shorter term U.S. Treasury securities. This “bull flattening of the yield curve” results in significant price increases in longer maturity U.S. Treasury securities and only small changes in the prices of shorter term U.S. Treasury securities.

Inside the portfolio

U.S. Government Securities Fund is managed to invest exclusively in bonds backed implicitly or explicitly by the U.S. government. In addition to U.S. Treasury securities, the fund invests in agency mortgage-backed securities (MBS), various other government agency securities and Treasury Inflation Protected Securities (TIPS). The interest and principal payments of TIPS are tied to the consumer price index (CPI).

The fund makes strategic and tactical adjustments as market conditions change. For example, we reduced our position in MBS by approximately 11 percentage points (from 32% to 21% of the portfolio) over this reporting period. With the end of taper, the Fed’s support for MBS valuations is much reduced. The drop in interest and mortgage rates during the period also increased the downside risk to MBS prices, given the increased incentive for homeowners to refinance their mortgages. If valuations cheapen to reflect these risks we would consider increasing the fund’s MBS position.

Longer maturity U.S. Treasury yields decreased significantly in the six-month period

2	U.S. Government Securities Fund

On a more strategic basis, the fund is positioned for an economy that disappoints with respect to growth and a Fed that is hesitant to raise interest rates.

The summary portfolio, beginning on page 4, offers more complete details of the various government securities and sectors held by the fund as of February 28, 2015.

Looking ahead

While U.S. employment growth has been strong, more recent US growth rates have disappointed again. Wage growth remains weak in certain sectors of the economy and market-based measures of inflation are well below the Fed’s medium-term targets. Add to this the strong U.S. dollar and troubles in non-U.S. economies and our expectation is for the Fed to keep short-term interest rates lower for longer than the market is currently pricing.

In our view the Fed would rather create a “mild inflationary boom” and thereafter raise rates aggressively than raise rates too soon and potentially cut short a self-sustaining expansion. We also think, given a more hesitant Fed, the market will reverse some of the recent significant curve flattening and inflation expectations will rise. Therefore the fund is positioned with a heavy weighting in the five-year part of the yield curve and with the bulk of the TIPS position in longer maturities. These TIPS are less exposed to current low-realized inflation rates and much more impacted by longer term inflation expectations.

As one of the U.S. government securities specialists on the fixed-income team, I have the honor of formally representing the fund now as president. We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

Fergus MacDonald
President

April 14, 2015

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0. 76%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.89%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

U.S. Government Securities Fund	3

Summary investment portfolio February 28, 2015	unaudited

Mortgage-backed obligations summary		Percent of net assets
30-year pass-throughs:
Fannie Mae	9.64%
Freddie Mac	5.13
Ginne Mae	3.38	18.15%
15-year pass-throughs		.02
Other		2.83
Total		21.00%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency bonds & notes†	67.21%
AAA/Aaa	21.00
Short-term securities & other assets less liabilities	11.79

Long-term obligations of the U.S. government and federal agencies are currently rated AAA by at least one rating agency. These obligations are currently rated AA+ by Standard & Poor’s.

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 88.21%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 57.21%
U.S. Treasury 44.58%
U.S. Treasury 1.50% 2016	$94,050	$95,466
U.S. Treasury 1.25% 2018	60,925	60,930
U.S. Treasury 1.25% 2018	45,350	45,327
U.S. Treasury 1.50% 2019	194,924	195,807
U.S. Treasury 1.50% 2019	159,050	159,236
U.S. Treasury 1.50% 2019	90,425	91,061
U.S. Treasury 1.625% 2019[1]	252,425	254,752
U.S. Treasury 1.625% 2019	88,900	89,660

4	U.S. Government Securities Fund

	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019	$84,275	$84,776
U.S. Treasury 1.625% 2019	71,275	71,846
U.S. Treasury 1.625% 2019	60,675	61,310
U.S. Treasury 1.75% 2019	74,000	74,948
U.S. Treasury 3.625% 2019	36,000	39,443
U.S. Treasury 1.25% 2020	344,500	340,397
U.S. Treasury 1.375% 2020	80,000	79,544
U.S. Treasury 2.25% 2021	209,525	215,922
U.S. Treasury 1.50% 2022	41,500	40,647
U.S. Treasury 1.625% 2022	83,758	82,336
U.S. Treasury 1.75% 2022	125,000	124,376
U.S. Treasury 2.50% 2023	69,075	72,257
U.S. Treasury 2.75% 2023	218,650	233,007
U.S. Treasury 2.75% 2024	112,700	120,092
U.S. Treasury 0.38%–8.75% 2015–2045	282,534	295,259
		2,928,399

U.S. Treasury inflation-protected securities 12.63%
U.S. Treasury Inflation-Protected Security 1.875% 2015[2]	44,126	44,796
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	100,231	101,886
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	106,663	106,834
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	147,862	154,277
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	73,194	74,445
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	211,241	215,967
U.S. Treasury Inflation-Protected Security 0.13%–2.00% 2015–2044[2]	124,705	131,123
		829,328
Total U.S. Treasury bonds & notes		3,757,727

Mortgage-backed obligations 21.00%
Federal agency mortgage-backed obligations 21.00%
Fannie Mae 3.00% 2035[3]	33,308	34,550
Fannie Mae 3.00% 2045[3,4]	104,000	105,946
Fannie Mae 3.50% 2045[3,4]	272,725	285,061
Fannie Mae 3.50% 2045[3,4]	100,000	104,805
Fannie Mae 0%–10.50% 2017–2044[3,5]	119,164	128,116
Freddie Mac 3.50% 2035[3]	39,228	41,379
Freddie Mac 3.50% 2045[3,4]	184,510	192,546
Freddie Mac 0%–10.00% 2016–2044[3,5]	110,637	117,773
Government National Mortgage Assn. 4.00% 2044[3]	91,509	97,547
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[3,5]	43,784	47,910
Government National Mortgage Assn. 3.50%–10.00% 2019–2059[3]	156,152	168,370
Other securities		55,646
Total mortgage-backed obligations		1,379,649

Federal agency bonds & notes 10.00%
Fannie Mae 0.47%–7.13% 2015–2033[3,5]	69,495	74,228
Federal Farm Credit Banks 0.60% 2017	74,292	73,982
Federal Farm Credit Banks 0.22%–0.23% 2017[5]	19,686	19,714
Federal Home Loan Bank 0.375% 2015	61,000	60,992
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	43,922
Federal Home Loan Bank 0.38%–5.50% 2015–2036	63,840	65,302
Freddie Mac 1.75% 2015	33,375	33,633
Freddie Mac 1.25% 2019	51,820	51,140

U.S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency bonds & notes (continued)
Freddie Mac 0.55%–3.32% 2016–2024[3,5]	$67,809	$69,027
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	38,500	39,337
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,538
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,400
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,233
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,944
Other securities		88,223
		656,615

Total bonds, notes & other debt instruments (cost: $5,678,546,000)		5,793,991

Short-term securities 21.18%
Fannie Mae 0.06%–0.21% due 3/16/2015–1/4/2016	253,000	252,875
Federal Farm Credit Banks 0.08% due 5/20/2015	36,400	36,397
Federal Home Loan Bank 0.05%–0.20% due 3/6/2015–11/25/2015	783,215	782,832
Freddie Mac 0.10%–0.18% due 5/6/2015–12/8/2015	96,300	96,232
International Bank for Reconstruction and Development 0.04% due 3/11/2015	50,000	50,000
John Deere Cash Management SA 0.10% due 3/26/2015[6]	35,000	34,996
NetJets Inc. 0.05% due 3/2/2015[6]	47,400	47,400
Wal-Mart Stores, Inc. 0.08% due 3/2/2015[6]	46,000	46,000
Other securities		44,499

Total short-term securities (cost: $1,391,026,000)		1,391,231
Total investment securities 109.39% (cost: $7,069,572,000)		7,185,222
Other assets less liabilities (9.39)%		(616,824)

Net assets 100.00%		$6,568,398

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	U.S. Government Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $2,087,441,000 over the prior 12-month period.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9085%	2/13/2017	$120,000	$126
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	500,000	(405)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.254	2/13/2018	300,000	444
Receive	LCH.Clearnet	3-month USD-LIBOR	1.865	1/30/2019	173,693	(611)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.82	2/2/2019	171,000	(764)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.811	2/2/2019	173,000	(805)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	234,800	2,644
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	146,600	1,686
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	58,600	664
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	115,000	1,004
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	108,000	1,299
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	112,000	1,221
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	112,000	1,082
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	108,000	1,045
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	132,000	2,066
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	90,000	706
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	670,000	(5,883)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.4205	2/6/2020	150,000	1,543
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	160,000	138
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	90,000	124
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(4,539)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(5,689)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	63,000	(3,304)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4325	1/29/2025	76,000	688
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	364,000	7,113
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	3,000	62
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3775	2/3/2025	76,000	878
Pay	LCH.Clearnet	3-month USD-LIBOR	2.40375	2/3/2025	76,000	790
Receive	LCH.Clearnet	3-month USD-LIBOR	2.217	2/23/2025	67,900	621
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	80,000	(14,915)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	27,000	(4,261)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	28,000	(4,606)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(1,856)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.239	2/2/2045	20,000	(1,091)
						$(22,785)

U.S. Government Securities Fund	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $38,042,000, which represented .58% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $153,871,000, which represented 2.34% of the net assets of the fund.

Ket to abbreviation

TBA = To be announced

See Notes to Financial Statements

8	U.S. Government Securities Fund

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $7,069,572)		$7,185,222
Cash		1,103
Receivables for:
Sales of investments	$1,146,576
Sales of fund’s shares	5,994
Variation margin	205
Interest	17,844	1,170,619
		8,356,944
Liabilities:
Payables for:
Purchases of investments	1,778,340
Repurchases of fund’s shares	6,040
Dividends on fund’s shares	98
Investment advisory services	974
Services provided by related parties	2,796
Trustees’ deferred compensation	244
Other	54	1,788,546
Net assets at February 28, 2015		$6,568,398

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,453,513
Distributions in excess of net investment income		(7,759)
Undistributed net realized gain		29,780
Net unrealized appreciation		92,864
Net assets at February 28, 2015		$6,568,398

See Notes to Financial Statements

U.S. Government Securities Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (464,684 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$2,638,184	186,617	$14.14
Class B	30,065	2,129	14.12
Class C	263,149	18,642	14.12
Class F-1	145,149	10,267	14.14
Class F-2	103,181	7,298	14.14
Class 529-A	135,080	9,555	14.14
Class 529-B	2,538	180	14.10
Class 529-C	57,287	4,061	14.11
Class 529-E	8,074	571	14.14
Class 529-F-1	10,520	744	14.14
Class R-1	13,575	962	14.12
Class R-2	143,489	10,163	14.12
Class R-2E	10	1	14.15
Class R-3	140,161	9,915	14.14
Class R-4	117,556	8,315	14.14
Class R-5	108,392	7,667	14.14
Class R-6	2,651,988	187,597	14.14

See Notes to Financial Statements

10	U.S. Government Securities Fund

Statement of operations	unaudited
for the six months ended February 28, 2015	(dollars in thousands)

Investment income:
Income:
Interest		$37,130

Fees and expenses*:
Investment advisory services	$6,388
Distribution services	6,513
Transfer agent services	3,428
Administrative services	1,061
Reports to shareholders	208
Registration statement and prospectus	187
Trustees’ compensation	28
Auditing and legal	19
Custodian	8
Other	156	17,996
Net investment income		19,134

Net realized gain and unrealized depreciation on investments and interest rate swaps:
Net realized gain on:
Investments	77,514
Interest rate swaps	1,561	79,075
Net unrealized appreciation (depreciation) on:
Investments	7,691
Interest rate swaps	(10,245)	(2,554)
Net realized gain and unrealized depreciation on investments and interest rate swaps		76,521

Net increase in net assets resulting from operations		$95,655

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

U.S. Government Securities Fund	11

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2015*	2014

Operations:
Net investment income	$19,134	$70,988
Net realized gain on investments and interest rate swaps	79,075	67,687
Net unrealized (depreciation) appreciation on investments and interest rate swaps	(2,554)	123,352
Net increase in net assets resulting from operations	95,655	262,027

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(28,234)	(68,869)
Distributions from net realized gain on investments	—	(52,846)
Total dividends and distributions paid or accrued to shareholders	(28,234)	(121,715)

Net capital share transactions	201,136	(123,408)

Total increase in net assets	268,557	16,904

Net assets:
Beginning of period	6,299,841	6,282,937
End of period (including distributions in excess of and undistributed net investment income: $(7,759) and $1,341, respectively)	$6,568,398	$6,299,841

*Unaudited.

See Notes to Financial Statements

12	U.S. Government Securities Fund

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks a high level of current income, as well as preservation of capital, by investing at least 80% of the fund’s assets in securities guaranteed or sponsored by the United States government.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

U.S. Government Securities Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

14	U.S. Government Securities Fund

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

U.S. Government Securities Fund	15

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2015, all of the fund’s investments were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

16	U.S. Government Securities Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may also decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

U.S. Government Securities Fund	17

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in interest rate swaps — The use of interest rate swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates, which may result in losses to the fund. Interest rate swaps also involve the possible failure of a counterparty to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

18	U.S. Government Securities Fund

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of interest rate swaps as of February 28, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Interest rate swaps	Variation margin	$205	Variation margin	$—

	Net realized gain		Net unrealized depreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Interest rate swaps	Net realized gain on interest rate swaps	$1,561	Net unrealized depreciation on interest rate swaps	$(10,245)

U.S. Government Securities Fund	19

Collateral — The fund participates in a collateral program due to its use of interest rate swaps. The program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,741
Capital loss carryforward*	(44,282)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

20	U.S. Government Securities Fund

As of February 28, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$115,007
Gross unrealized depreciation on investment securities	(12,666)
Net unrealized appreciation on investment securities	102,341
Cost of investment securities	7,082,881

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2015					Year ended August 31, 2014
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income	Long-term capital gains	Total distributions paid or accrued
Class A	$10,348		$—	$10,348		$30,658	$25,210	$55,868
Class B	21		—	21		174	455	629
Class C	135		—	135		992	2,788	3,780
Class F-1	655		—	655		1,825	1,433	3,258
Class F-2	435		—	435		784	482	1,266
Class 529-A	486		—	486		1,495	1,341	2,836
Class 529-B	1		—	1		12	43	55
Class 529-C	27		—	27		187	619	806
Class 529-E	20		—	20		68	78	146
Class 529-F-1	48		—	48		131	92	223
Class R-1	8		—	8		50	126	176
Class R-2	84		—	84		518	1,400	1,918
Class R-2E*	—	†	—	—	†	—	—	—
Class R-3	348		—	348		1,147	1,334	2,481
Class R-4	490		—	490		1,368	1,096	2,464
Class R-5	580		—	580		1,674	1,158	2,832
Class R-6	14,548		—	14,548		27,786	15,191	42,977
Total	$28,234		$—	$28,234		$68,869	$52,846	$121,715

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The

U.S. Government Securities Fund	21

agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2015, the investment advisory services fee was $6,388,000, which was equivalent to an annualized rate of 0.200% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

22	U.S. Government Securities Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,269	$2,365		$131		Not applicable
Class B	165	30		Not applicable		Not applicable
Class C	1,313	229		66		Not applicable
Class F-1	202	90		40		Not applicable
Class F-2	Not applicable	41		20		Not applicable
Class 529-A	153	99		34		$60
Class 529-B	14	3		1		1
Class 529-C	289	46		15		26
Class 529-E	19	5		2		4
Class 529-F-1	—	7		2		5
Class R-1	67	9		3		Not applicable
Class R-2	530	286		36		Not applicable
Class R-2E	—	—	*	—	*	Not applicable
Class R-3	346	132		35		Not applicable
Class R-4	146	60		30		Not applicable
Class R-5	Not applicable	24		26		Not applicable
Class R-6	Not applicable	2		620		Not applicable
Total class-specific expenses	$6,513	$3,428		$1,061		$96

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

U.S. Government Securities Fund	23

and vary according to the total returns of the selected funds. Trustees’ compensation of $28,000 in the fund’s statement of operations includes $22,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2015

Class A	$277,027	19,704	$10,037	714		$(329,948)	(23,506)	$(42,884)	(3,088)
Class B	787	56	21	1		(8,305)	(592)	(7,497)	(535)
Class C	27,711	1,973	135	10		(39,776)	(2,837)	(11,930)	(854)
Class F-1	71,637	5,103	645	46		(92,498)	(6,580)	(20,216)	(1,431)
Class F-2	44,295	3,138	412	29		(12,922)	(920)	31,785	2,247
Class 529-A	10,765	766	485	34		(15,681)	(1,116)	(4,431)	(316)
Class 529-B	45	3	1	—	[2]	(911)	(65)	(865)	(62)
Class 529-C	4,435	317	26	2		(8,754)	(624)	(4,293)	(305)
Class 529-E	950	68	20	1		(1,022)	(73)	(52)	(4)
Class 529-F-1	1,336	95	48	3		(1,154)	(82)	230	16
Class R-1	1,847	132	9	1		(2,576)	(184)	(720)	(51)
Class R-2	18,825	1,342	83	6		(23,851)	(1,699)	(4,943)	(351)
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	21,499	1,531	347	25		(25,339)	(1,807)	(3,493)	(251)
Class R-4	18,262	1,300	487	34		(22,549)	(1,606)	(3,800)	(272)
Class R-5	22,714	1,617	580	41		(16,783)	(1,194)	6,511	464
Class R-6	430,739	30,648	14,543	1,034		(177,548)	(12,574)	267,734	19,108
Total net increase (decrease)	$952,874	67,793	$27,879	1,981		$(779,617)	(55,459)	$201,136	14,315

24	U.S. Government Securities Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended August 31, 2014

Class A	$321,711	23,312	$54,586	3,991	$(926,465)	(67,291)	$(550,168)	(39,988)
Class B	1,037	75	614	45	(25,867)	(1,880)	(24,216)	(1,760)
Class C	33,011	2,393	3,686	271	(132,518)	(9,638)	(95,821)	(6,974)
Class F-1	66,515	4,814	3,226	236	(81,214)	(5,880)	(11,473)	(830)
Class F-2	37,903	2,739	1,174	86	(31,149)	(2,261)	7,928	564
Class 529-A	18,381	1,333	2,833	207	(49,500)	(3,595)	(28,286)	(2,055)
Class 529-B	240	18	55	4	(2,963)	(216)	(2,668)	(194)
Class 529-C	8,215	597	806	59	(26,334)	(1,915)	(17,313)	(1,259)
Class 529-E	1,544	112	145	10	(3,989)	(290)	(2,300)	(168)
Class 529-F-1	3,548	258	221	16	(4,961)	(360)	(1,192)	(86)
Class R-1	2,937	213	176	13	(4,753)	(345)	(1,640)	(119)
Class R-2	33,310	2,418	1,917	141	(65,528)	(4,763)	(30,301)	(2,204)
Class R-2E3	10	1	—	—	—	—	10	1
Class R-3	38,735	2,810	2,472	181	(69,900)	(5,074)	(28,693)	(2,083)
Class R-4	36,252	2,629	2,464	180	(55,050)	(3,994)	(16,334)	(1,185)
Class R-5	29,865	2,166	2,832	207	(66,962)	(4,858)	(34,265)	(2,485)
Class R-6	859,991	62,357	43,156	3,146	(189,823)	(13,742)	713,324	51,761
Total net increase (decrease)	$1,493,205	108,245	$120,363	8,793	$(1,736,976)	(126,102)	$(123,408)	(9,064)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,791,543,000 and $12,442,649,000, respectively, during the six months ended February 28, 2015.

U.S. Government Securities Fund	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class A:
Six months ended 2/28/2015[5,6]	$13.99	$.04	$.17	$.21
Year ended 8/31/2014	13.68	.16	.42	.58
Year ended 8/31/2013	14.63	.05	(.53)	(.48)
Year ended 8/31/2012	14.48	.12	.52	.64
Year ended 8/31/2011	14.76	.28	.23	.51
Year ended 8/31/2010	14.11	.38	.70	1.08
Class B:
Six months ended 2/28/2015[5,6]	13.98	(.02)	.17	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	.01	.52	.53
Year ended 8/31/2011	14.76	.17	.23	.40
Year ended 8/31/2010	14.11	.27	.70	.97
Class C:
Six months ended 2/28/2015[5,6]	13.98	(.02)	.17	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	— [8]	.52	.52
Year ended 8/31/2011	14.76	.16	.23	.39
Year ended 8/31/2010	14.11	.26	.70	.96
Class F-1:
Six months ended 2/28/2015[5,6]	13.99	.04	.17	.21
Year ended 8/31/2014	13.68	.16	.42	.58
Year ended 8/31/2013	14.63	.05	(.53)	(.48)
Year ended 8/31/2012	14.48	.12	.52	.64
Year ended 8/31/2011	14.76	.27	.23	.50
Year ended 8/31/2010	14.11	.37	.70	1.07
Class F-2:
Six months ended 2/28/2015[5,6]	13.99	.05	.17	.22
Year ended 8/31/2014	13.68	.19	.43	.62
Year ended 8/31/2013	14.63	.08	(.53)	(.45)
Year ended 8/31/2012	14.48	.15	.52	.67
Year ended 8/31/2011	14.76	.31	.23	.54
Year ended 8/31/2010	14.11	.41	.70	1.11
Class 529-A:
Six months ended 2/28/2015[5,6]	13.99	.03	.17	.20
Year ended 8/31/2014	13.68	.14	.43	.57
Year ended 8/31/2013	14.63	.04	(.53)	(.49)
Year ended 8/31/2012	14.48	.11	.52	.63
Year ended 8/31/2011	14.76	.27	.23	.50
Year ended 8/31/2010	14.11	.37	.70	1.07

26	U.S. Government Securities Fund

Dividends and distributions						Ratio of		Ratio of		Ratio of
Dividends		Total				expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		(loss) to
investment	(from capital	and	value, end	Total	end of period	assets before		assets after		average
income)	gains)	distributions	of period	return[2,3,4]	(in millions)	reimbursements		reimbursements[4]		net assets[4]

$(.06)	$—	$(.06)	$14.14	1.47%	$2,638.66%[7]			.66%[7]		.51%[7]
(.15)	(.12)	(.27)	13.99	4.32	2,654.64			.64		1.13
(.12)	(.35)	(.47)	13.68	(3.37)	3,141.61			.61		.36
(.18)	(.31)	(.49)	14.63	4.50	4,245.60			.60		.82
(.30)	(.49)	(.79)	14.48	3.73	3,915.61			.61		1.92
(.39)	(.04)	(.43)	14.76	7.81	4,891.62			.62		2.66

(.01)	—	(.01)	14.12	1.06	30	1.39	[7]	1.39	[7]	(.22)[7]
(.05)	(.12)	(.17)	13.98	3.58	37	1.38		1.38		.38
(.02)	(.35)	(.37)	13.67	(4.10)	60	1.35		1.35		(.40)
(.07)	(.31)	(.38)	14.63	3.73	110	1.35		1.35		.10
(.19)	(.49)	(.68)	14.48	2.95	154	1.37		1.37		1.16
(.28)	(.04)	(.32)	14.76	7.00	267	1.38		1.38		1.92

(.01)	—	(.01)	14.12	1.13	263	1.43	[7]	1.43	[7]	(.27)[7]
(.05)	(.12)	(.17)	13.98	3.46	272	1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.13)	362	1.40		1.40		(.45)
(.06)	(.31)	(.37)	14.63	3.68	536	1.40		1.40		.02
(.18)	(.49)	(.67)	14.48	2.90	497	1.42		1.42		1.12
(.27)	(.04)	(.31)	14.76	6.95	669	1.43		1.43		1.85

(.06)	—	(.06)	14.14	1.48	145.63		[7]	.63	[7]	.55 [7]
(.15)	(.12)	(.27)	13.99	4.33	164.64			.64		1.14
(.12)	(.35)	(.47)	13.68	(3.38)	171.62			.62		.35
(.18)	(.31)	(.49)	14.63	4.51	200.61			.61		.81
(.29)	(.49)	(.78)	14.48	3.70	172.63			.63		1.90
(.38)	(.04)	(.42)	14.76	7.78	206.65			.65		2.62

(.07)	—	(.07)	14.14	1.61	103.37		[7]	.37	[7]	.78 [7]
(.19)	(.12)	(.31)	13.99	4.59	71.39			.39		1.39
(.15)	(.35)	(.50)	13.68	(3.15)	61.38			.38		.59
(.21)	(.31)	(.52)	14.63	4.76	63.37			.37		1.04
(.33)	(.49)	(.82)	14.48	3.96	51.38			.38		2.13
(.42)	(.04)	(.46)	14.76	8.06	66.39			.39		2.86

(.05)	—	(.05)	14.14	1.43	135.73		[7]	.73	[7]	.44 [7]
(.14)	(.12)	(.26)	13.99	4.23	138.73			.73		1.04
(.11)	(.35)	(.46)	13.68	(3.46)	163.69			.69		.27
(.17)	(.31)	(.48)	14.63	4.42	202.69			.69		.72
(.29)	(.49)	(.78)	14.48	3.64	172.69			.69		1.84
(.38)	(.04)	(.42)	14.76	7.73	175.70			.70		2.57

See page 31 for footnotes.

U.S. Government Securities Fund	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net	Net gains (losses)
	value,	investment	on securities (both	Total from
	beginning	income	realized and	investment
	of period	(loss)	unrealized)	operations
Class 529-B:
Six months ended 2/28/2015[5,6]	$13.97	$(.02)	$.16	$.14
Year ended 8/31/2014	13.66	.04	.43	.47
Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
Year ended 8/31/2012	14.48	(.01)	.52	.51
Year ended 8/31/2011	14.76	.15	.23	.38
Year ended 8/31/2010	14.11	.25	.70	.95
Class 529-C:
Six months ended 2/28/2015[5,6]	13.97	(.02)	.17	.15
Year ended 8/31/2014	13.66	.04	.43	.47
Year ended 8/31/2013	14.63	(.08)	(.53)	(.61)
Year ended 8/31/2012	14.48	(.01)	.52	.51
Year ended 8/31/2011	14.76	.15	.23	.38
Year ended 8/31/2010	14.11	.25	.70	.95
Class 529-E:
Six months ended 2/28/2015[5,6]	13.99	.01	.17	.18
Year ended 8/31/2014	13.68	.09	.45	.54
Year ended 8/31/2013	14.63	— [8]	(.53)	(.53)
Year ended 8/31/2012	14.48	.07	.52	.59
Year ended 8/31/2011	14.76	.23	.23	.46
Year ended 8/31/2010	14.11	.33	.70	1.03
Class 529-F-1:
Six months ended 2/28/2015[5,6]	13.99	.05	.17	.22
Year ended 8/31/2014	13.68	.21	.39	.60
Year ended 8/31/2013	14.63	.07	(.53)	(.46)
Year ended 8/31/2012	14.48	.14	.52	.66
Year ended 8/31/2011	14.76	.30	.23	.53
Year ended 8/31/2010	14.11	.40	.70	1.10
Class R-1:
Six months ended 2/28/2015[5,6]	13.98	(.02)	.17	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	.01	.52	.53
Year ended 8/31/2011	14.76	.16	.23	.39
Year ended 8/31/2010	14.11	.26	.70	.96
Class R-2:
Six months ended 2/28/2015[5,6]	13.98	(.02)	.17	.15
Year ended 8/31/2014	13.67	.05	.43	.48
Year ended 8/31/2013	14.63	(.06)	(.53)	(.59)
Year ended 8/31/2012	14.48	.01	.52	.53
Year ended 8/31/2011	14.76	.16	.23	.39
Year ended 8/31/2010	14.11	.26	.70	.96

28	U.S. Government Securities Fund

Dividends and distributions						Ratio of		Ratio of		Ratio of
Dividends		Total				expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		(loss) to
investment	(from capital	and	value, end	Total	end of period	assets before		assets after		average
income)	gains)	distributions	of period	return[2,3,4]	(in millions)	reimbursements		reimbursements[4]		net assets[4]

$(.01)	$—	$(.01)	$14.10	.98%	$3	1.50%[7]		1.50%[7]		(.33)%[7]
(.04)	(.12)	(.16)	13.97	3.48	3	1.50		1.50		.26
(.01)	(.35)	(.36)	13.66	(4.23)	6	1.47		1.47		(.52)
(.05)	(.31)	(.36)	14.63	3.60	10	1.48		1.48		(.03)
(.17)	(.49)	(.66)	14.48	2.83	14	1.48		1.48		1.04
(.26)	(.04)	(.30)	14.76	6.87	23	1.50		1.50		1.79

(.01)	—	(.01)	14.11	1.05	57	1.49	[7]	1.49	[7]	(.32)[7]
(.04)	(.12)	(.16)	13.97	3.48	61	1.49		1.49		.28
(.01)	(.35)	(.36)	13.66	(4.23)	77	1.47		1.47		(.51)
(.05)	(.31)	(.36)	14.63	3.62	100	1.47		1.47		(.05)
(.17)	(.49)	(.66)	14.48	2.83	90	1.48		1.48		1.06
(.26)	(.04)	(.30)	14.76	6.87	95	1.49		1.49		1.78

(.03)	—	(.03)	14.14	1.32	8.96		[7]	.96	[7]	.21 [7]
(.11)	(.12)	(.23)	13.99	3.99	8.97			.97		.81
(.07)	(.35)	(.42)	13.68	(3.69)	10.94			.94		.03
(.13)	(.31)	(.44)	14.63	4.16	13.94			.94		.46
(.25)	(.49)	(.74)	14.48	3.36	10.97			.97		1.57
(.34)	(.04)	(.38)	14.76	7.42	12.98			.98		2.28

(.07)	—	(.07)	14.14	1.54	11.50		[7]	.50	[7]	.66 [7]
(.17)	(.12)	(.29)	13.99	4.46	10.51			.51		1.28
(.14)	(.35)	(.49)	13.68	(3.24)	11.47			.47		.49
(.20)	(.31)	(.51)	14.63	4.65	13.47			.47		.94
(.32)	(.49)	(.81)	14.48	3.87	10.48			.48		2.06
(.41)	(.04)	(.45)	14.76	7.95	12.49			.49		2.78

(.01)	—	(.01)	14.12	1.07	14	1.39	[7]	1.39	[7]	(.22)[7]
(.05)	(.12)	(.17)	13.98	3.55	14	1.40		1.40		.37
(.02)	(.35)	(.37)	13.67	(4.12)	16	1.38		1.38		(.41)
(.07)	(.31)	(.38)	14.63	3.70	19	1.38		1.38		.04
(.18)	(.49)	(.67)	14.48	2.91	17	1.41		1.41		1.13
(.27)	(.04)	(.31)	14.76	6.94	21	1.44		1.44		1.81

(.01)	—	(.01)	14.12	1.06	143	1.40	[7]	1.40	[7]	(.23)[7]
(.05)	(.12)	(.17)	13.98	3.54	147	1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.09)	174	1.35		1.35		(.39)
(.07)	(.31)	(.38)	14.63	3.71	224	1.37		1.37		.05
(.18)	(.49)	(.67)	14.48	2.91	211	1.41		1.40		1.13
(.27)	(.04)	(.31)	14.76	6.95	241	1.45		1.43		1.85

See page 31 for footnotes.

U.S. Government Securities Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset	Net		Net gains (losses)
	value,	investment		on securities (both	Total from
	beginning	income		realized and	investment
	of period	(loss)		unrealized)	operations
Class R-2E:
Six months ended 2/28/2015[5,6]	$13.99	$.05		$.17	$.22
Period from 8/29/2014 to 8/31/2014[5,11]	13.99	—		—	—
Class R-3:
Six months ended 2/28/2015[5,6]	13.99	.02		.16	.18
Year ended 8/31/2014	13.68	.11		.43	.54
Year ended 8/31/2013	14.63	—	[8]	(.53)	(.53)
Year ended 8/31/2012	14.48	.07		.52	.59
Year ended 8/31/2011	14.76	.22		.23	.45
Year ended 8/31/2010	14.11	.32		.70	1.02
Class R-4:
Six months ended 2/28/2015[5,6]	13.99	.04		.17	.21
Year ended 8/31/2014	13.68	.16		.42	.58
Year ended 8/31/2013	14.63	.05		(.53)	(.48)
Year ended 8/31/2012	14.48	.12		.52	.64
Year ended 8/31/2011	14.76	.27		.23	.50
Year ended 8/31/2010	14.11	.37		.70	1.07
Class R-5:
Six months ended 2/28/2015[5,6]	13.99	.06		.17	.23
Year ended 8/31/2014	13.68	.20		.42	.62
Year ended 8/31/2013	14.63	.09		(.53)	(.44)
Year ended 8/31/2012	14.48	.16		.52	.68
Year ended 8/31/2011	14.76	.31		.23	.54
Year ended 8/31/2010	14.11	.41		.70	1.11
Class R-6:
Six months ended 2/28/2015[5,6]	13.99	.06		.17	.23
Year ended 8/31/2014	13.68	.21		.42	.63
Year ended 8/31/2013	14.63	.10		(.53)	(.43)
Year ended 8/31/2012	14.48	.17		.52	.69
Year ended 8/31/2011	14.76	.32		.23	.55
Year ended 8/31/2010	14.11	.42		.70	1.12

	Six months
	ended
	February 28,	Year ended August 31
Portfolio turnover rate for all share classes	2015[2,5,6]	2014	2013	2012	2011	2010
Including mortgage dollar roll transactions	266%	423%	488%	353%	212%	95%
Excluding mortgage dollar roll transactions	69%	Not available

See Notes to Financial Statements

30	U.S. Government Securities Fund

Dividends and distributions						Ratio of		Ratio of		Ratio of
Dividends		Total				expenses to		expenses to		net income
(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		(loss) to
investment	(from capital	and	value, end	Total	end of period	assets before		assets after		average
income)	gains)	distributions	of period	return[2,3,4]	(in millions)	reimbursements		reimbursements[4]		net assets[4]

$(.06)	$—	$(.06)	$14.15	1.58%[9]	$—	[10]	.47%[7,9]	.47%[7,9]		.70%[7,9]
—	—	—	13.99	.00	—	[10] —		—		—

(.03)	—	(.03)	14.14	1.32		140.95	[7]	.95	[7]	.22	[7]
(.11)	(.12)	(.23)	13.99	3.99		142.97		.97		.80
(.07)	(.35)	(.42)	13.68	(3.69)		168.94		.94		.02
(.13)	(.31)	(.44)	14.63	4.14		214.95		.95		.47
(.24)	(.49)	(.73)	14.48	3.34		191.98		.98		1.55
(.33)	(.04)	(.37)	14.76	7.39	201	1.01		1.01		2.26

(.06)	—	(.06)	14.14	1.49		118.62	[7]	.62	[7]	.55	[7]
(.15)	(.12)	(.27)	13.99	4.33		120.63		.63		1.14
(.12)	(.35)	(.47)	13.68	(3.38)		134.61		.61		.34
(.18)	(.31)	(.49)	14.63	4.50		206.61		.61		.80
(.29)	(.49)	(.78)	14.48	3.69		181.64		.64		1.89
(.38)	(.04)	(.42)	14.76	7.76		167.67		.67		2.61

(.08)	—	(.08)	14.14	1.64		108.31	[7]	.31	[7]	.85	[7]
(.19)	(.12)	(.31)	13.99	4.65		101.33		.33		1.44
(.16)	(.35)	(.51)	13.68	(3.08)		133.31		.31		.65
(.22)	(.31)	(.53)	14.63	4.80		170.32		.32		1.09
(.33)	(.49)	(.82)	14.48	4.01		128.34		.34		2.19
(.42)	(.04)	(.46)	14.76	8.09		134.36		.36		2.86

(.08)	—	(.08)	14.14	1.66		2,652.27	[7]	.27	[7]	.90	[7]
(.20)	(.12)	(.32)	13.99	4.70		2,357.28		.28		1.51
(.17)	(.35)	(.52)	13.68	(3.03)		1,596.26		.26		.72
(.23)	(.31)	(.54)	14.63	4.86		1,012.27		.27		1.14
(.34)	(.49)	(.83)	14.48	4.06		786.29		.29		2.25
(.43)	(.04)	(.47)	14.76	8.14		645.31		.31		2.94

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Class R-2E assets consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.

U.S. Government Securities Fund	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2014, through February 28, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	U.S. Government Securities Fund

	Beginning account value 9/1/2014	Ending account value 2/28/2015	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,014.69	$3.30	.66%
Class A - assumed 5% return	1,000.00	1,021.52	3.31	.66
Class B - actual return	1,000.00	1,010.62	6.93	1.39
Class B - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class C - actual return	1,000.00	1,011.26	7.13	1.43
Class C - assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class F-1 - actual return	1,000.00	1,014.81	3.15	.63
Class F-1 - assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 - actual return	1,000.00	1,016.13	1.85	.37
Class F-2 - assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A - actual return	1,000.00	1,014.32	3.65	.73
Class 529-A - assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-B - actual return	1,000.00	1,009.76	7.47	1.50
Class 529-B - assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C - actual return	1,000.00	1,010.49	7.43	1.49
Class 529-C - assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E - actual return	1,000.00	1,013.20	4.79	.96
Class 529-E - assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F-1 - actual return	1,000.00	1,015.45	2.50	.50
Class 529-F-1 - assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-1 - actual return	1,000.00	1,010.65	6.93	1.39
Class R-1 - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 - actual return	1,000.00	1,010.61	6.98	1.40
Class R-2 - assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E - actual return	1,000.00	1,015.76	2.35	.47
Class R-2E - assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-3 - actual return	1,000.00	1,013.23	4.74	.95
Class R-3 - assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 - actual return	1,000.00	1,014.88	3.10	.62
Class R-4 - assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5 - actual return	1,000.00	1,016.37	1.55	.31
Class R-5 - assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-6 - actual return	1,000.00	1,016.62	1.35	.27
Class R-6 - assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

U.S. Government Securities Fund	33

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34	U.S. Government Securities Fund

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U.S. Government Securities Fund	35

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2015, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
February 28, 2015
unaudited
Bonds, notes & other debt instruments 88.21% U.S. Treasury bonds & notes 57.21% U.S. Treasury 44.58%	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2015	$6,900	$6,910
U.S. Treasury 0.625% 2016	8,890	8,914
U.S. Treasury 1.50% 2016	94,050	95,466
U.S. Treasury 4.50% 2016	14,950	15,555
U.S. Treasury 1.25% 2018	60,925	60,930
U.S. Treasury 1.25% 2018	45,350	45,327
U.S. Treasury 1.375% 2018	28,855	28,976
U.S. Treasury 1.375% 2018	10,700	10,758
U.S. Treasury 1.50% 2019	194,924	195,807
U.S. Treasury 1.50% 2019	159,050	159,236
U.S. Treasury 1.50% 2019	90,425	91,061
U.S. Treasury 1.50% 2019	17,000	17,013
U.S. Treasury 1.625% 2019[1]	252,425	254,752
U.S. Treasury 1.625% 2019	88,900	89,660
U.S. Treasury 1.625% 2019	84,275	84,776
U.S. Treasury 1.625% 2019	71,275	71,846
U.S. Treasury 1.625% 2019	60,675	61,310
U.S. Treasury 1.625% 2019	16,500	16,678
U.S. Treasury 1.75% 2019	74,000	74,948
U.S. Treasury 3.625% 2019	36,000	39,443
U.S. Treasury 1.125% 2020	22,875	22,429
U.S. Treasury 1.25% 2020	344,500	340,397
U.S. Treasury 1.375% 2020	80,000	79,544
U.S. Treasury 1.375% 2020	22,600	22,394
U.S. Treasury 2.00% 2020	5,900	6,018
U.S. Treasury 8.75% 2020	5,255	7,233
U.S. Treasury 2.25% 2021	209,525	215,922
U.S. Treasury 8.00% 2021	3,400	4,744
U.S. Treasury 1.50% 2022	41,500	40,647
U.S. Treasury 1.625% 2022	83,758	82,336
U.S. Treasury 1.75% 2022	125,000	124,376
U.S. Treasury 2.50% 2023	69,075	72,257
U.S. Treasury 2.75% 2023	218,650	233,007
U.S. Treasury 2.25% 2024	23,000	23,503
U.S. Treasury 2.375% 2024	2,850	2,944
U.S. Treasury 2.75% 2024	112,700	120,092
U.S. Treasury 2.00% 2025	4,300	4,302
U.S. Treasury 6.25% 2030	5,250	7,931
U.S. Treasury 2.875% 2043	26,609	28,097
U.S. Treasury 3.125% 2043	17,450	19,309
U.S. Treasury 3.625% 2043	13,250	16,052
U.S. Treasury 2.50% 2045	26,000	25,499
		2,928,399
U.S. Government Securities Fund — Page 1 of 7

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 12.63%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	$29,630	$29,550
U.S. Treasury Inflation-Protected Security 1.875% 2015[2]	44,126	44,796
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,280	21,520
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	23,666	24,305
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	100,231	101,886
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	7,731	7,813
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	7,530	7,565
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	6,318	6,483
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	106,663	106,834
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	147,862	154,277
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	73,194	74,445
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	888	1,054
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	27,662	32,833
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	211,241	215,967
		829,328
Total U.S. Treasury bonds & notes		3,757,727
Mortgage-backed obligations 21.00% Federal agency mortgage-backed obligations 21.00%
Fannie Mae 3.306% 2017[3]	3,442	3,606
Fannie Mae 10.50% 2018[3]	261	295
Fannie Mae 5.50% 2023[3]	1,205	1,319
Fannie Mae 6.00% 2024[3]	695	790
Fannie Mae 10.524% 2025[3,4]	411	458
Fannie Mae 6.00% 2026[3]	39	44
Fannie Mae 6.50% 2027[3]	1,277	1,460
Fannie Mae 6.50% 2027[3]	495	566
Fannie Mae 5.00% 2028[3]	641	711
Fannie Mae 8.00% 2031[3]	774	908
Fannie Mae 3.00% 2035[3]	33,308	34,550
Fannie Mae 3.00% 2035[3]	20,629	21,398
Fannie Mae 3.00% 2035[3]	6,019	6,243
Fannie Mae 6.50% 2037[3]	464	527
Fannie Mae 6.50% 2037[3]	457	503
Fannie Mae 6.50% 2037[3]	161	183
Fannie Mae 7.00% 2037[3]	581	650
Fannie Mae 7.00% 2037[3]	310	346
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	79	90
Fannie Mae 6.00% 2038[3]	277	314
Fannie Mae 7.00% 2038[3]	1,190	1,330
Fannie Mae 3.259% 2040[3,4]	1,204	1,289
Fannie Mae 2.728% 2041[3,4]	3,470	3,714
Fannie Mae 4.00% 2041[3]	19,550	21,266
Fannie Mae 5.00% 2041[3]	2,785	3,153
Fannie Mae 5.00% 2041[3]	2,146	2,429
Fannie Mae 5.00% 2041[3]	1,421	1,609
Fannie Mae 5.00% 2041[3]	891	1,008
Fannie Mae 3.50% 2042[3]	7,681	8,066
Fannie Mae 4.00% 2042[3]	13,720	14,917
Fannie Mae 4.00% 2042[3]	812	883
Fannie Mae 4.00% 2043[3]	6,551	7,123
Fannie Mae 4.00% 2044[3]	5,902	6,420
U.S. Government Securities Fund — Page 2 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2045[3,5]	$104,000	$105,946
Fannie Mae 3.50% 2045[3,5]	272,725	285,061
Fannie Mae 3.50% 2045[3,5]	100,000	104,805
Fannie Mae, Series 2001-4, Class NA, 9.914% 2025[3,4]	91	101
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	402	451
Fannie Mae, Series 2001-20, Class E, 9.563% 2031[3,4]	16	17
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[3]	5,418	6,124
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,749	1,587
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	1,196	1,109
Fannie Mae, Series 2006-65, Class PF, 0.448% 2036[3,4]	1,481	1,485
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	232	256
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[3]	1,826	2,020
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[3]	807	898
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3,4]	394	437
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.704% 2048[3,4,6]	476	476
Freddie Mac 10.00% 2025[3]	194	213
Freddie Mac 6.00% 2026[3]	505	574
Freddie Mac 6.00% 2027[3]	2,509	2,851
Freddie Mac 3.50% 2034[3]	11,584	12,212
Freddie Mac 3.00% 2035[3]	23,172	24,028
Freddie Mac 3.50% 2035[3]	39,228	41,379
Freddie Mac 3.50% 2035[3]	23,027	24,285
Freddie Mac 2.375% 2036[3,4]	724	776
Freddie Mac 2.113% 2037[3,4]	258	274
Freddie Mac 6.50% 2037[3]	242	275
Freddie Mac 5.00% 2041[3]	6,663	7,512
Freddie Mac 4.00% 2043[3]	10,368	11,257
Freddie Mac 4.00% 2043[3]	5,217	5,664
Freddie Mac 4.00% 2043[3]	4,136	4,497
Freddie Mac 4.00% 2043[3]	2,562	2,781
Freddie Mac 4.00% 2043[3]	1,758	1,909
Freddie Mac 4.00% 2044[3]	4,307	4,685
Freddie Mac 3.50% 2045[3,5]	184,510	192,546
Freddie Mac, Series 2356, Class GD, 6.00% 2016[3]	260	269
Freddie Mac, Series 2289, Class NA, 10.1354% 2020[3,4]	45	47
Freddie Mac, Series 2289, Class NB, 9.282% 2022[3,4]	21	23
Freddie Mac, Series 1567, Class A, 0.572% 2023[3,4]	15	15
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	58	60
Freddie Mac, Series 1617, Class PM, 6.50% 2023[3]	349	393
Freddie Mac, Series 2153, Class GG, 6.00% 2029[3]	687	773
Freddie Mac, Series 3061, Class PN, 5.50% 2035[3]	769	866
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	2,214	2,095
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	996	941
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	872	820
Freddie Mac, Series 3156, Class PF, 0.405% 2036[3,4]	2,630	2,633
Freddie Mac, Series 3257, Class PA, 5.50% 2036[3]	1,360	1,521
Freddie Mac, Series 3233, Class PA, 6.00% 2036[3]	1,642	1,849
Freddie Mac, Series 3272, Class PA, 6.00% 2037[3]	1,493	1,675
Government National Mortgage Assn. 10.00% 2019[3]	165	184
Government National Mortgage Assn. 10.00% 2021[3]	70	81
Government National Mortgage Assn. 6.50% 2029[3]	927	1,057
Government National Mortgage Assn. 6.50% 2032[3]	805	923
Government National Mortgage Assn. 6.50% 2037[3]	550	624
Government National Mortgage Assn. 5.50% 2038[3]	853	965
U.S. Government Securities Fund — Page 3 of 7

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.50% 2038[3]	$98	$106
Government National Mortgage Assn. 6.00% 2038[3]	913	1,049
Government National Mortgage Assn. 6.50% 2038[3]	552	629
Government National Mortgage Assn. 6.50% 2038[3]	485	547
Government National Mortgage Assn. 6.50% 2038[3]	290	328
Government National Mortgage Assn. 6.50% 2038[3]	199	225
Government National Mortgage Assn. 4.00% 2039[3]	1,034	1,113
Government National Mortgage Assn. 5.00% 2039[3]	2,841	3,179
Government National Mortgage Assn. 6.00% 2039[3]	5,211	5,979
Government National Mortgage Assn. 6.50% 2039[3]	999	1,167
Government National Mortgage Assn. 4.50% 2040[3]	2,102	2,297
Government National Mortgage Assn. 5.00% 2040[3]	1,024	1,141
Government National Mortgage Assn. 5.00% 2040[3]	725	811
Government National Mortgage Assn. 5.50% 2040[3]	8,075	9,096
Government National Mortgage Assn. 3.50% 2041[3]	1,040	1,079
Government National Mortgage Assn. 4.00% 2041[3]	355	368
Government National Mortgage Assn. 4.50% 2041[3]	24,460	26,656
Government National Mortgage Assn. 5.00% 2041[3]	12,865	14,062
Government National Mortgage Assn. 5.00% 2041[3]	216	230
Government National Mortgage Assn. 5.50% 2041[3]	699	752
Government National Mortgage Assn. 5.50% 2041[3]	537	578
Government National Mortgage Assn. 5.50% 2041[3]	252	271
Government National Mortgage Assn. 6.00% 2041[3]	92	102
Government National Mortgage Assn. 6.50% 2041[3]	4,475	4,846
Government National Mortgage Assn. 3.50% 2042[3]	813	856
Government National Mortgage Assn. 4.00% 2042[3]	4,671	4,919
Government National Mortgage Assn. 4.00% 2042[3]	2,803	2,955
Government National Mortgage Assn. 3.50% 2043[3]	6,454	6,781
Government National Mortgage Assn. 4.00% 2044[3]	91,509	97,547
Government National Mortgage Assn. 4.00% 2044[3]	20,936	22,354
Government National Mortgage Assn. 4.00% 2044[3]	6,095	6,497
Government National Mortgage Assn. 5.922% 2058[3]	9,890	10,391
Government National Mortgage Assn. 6.172% 2058[3]	193	201
Government National Mortgage Assn. 6.22% 2058[3]	1,876	1,958
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032[3]	1,942	1,994
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	3,550	3,834
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	2,083	2,216
Government National Mortgage Assn., Series 2010-H13, Class JA, 5.46% 2059[3]	21,937	22,969
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.427% 2060[3,4]	43,784	47,910
National Credit Union Administration, Series 2010-R2, Class 1A, 0.527% 2017[3,4]	611	613
National Credit Union Administration, Series 2011-R3, Class 1A, 0.559% 2020[3,4]	1,340	1,345
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[3,4]	818	823
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	13,414	14,110
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	16,757	18,597
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	13,437	14,190
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	5,113	5,492
Total mortgage-backed obligations		1,379,649
Federal agency bonds & notes 10.00%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,890	1,897
Fannie Mae 1.25% 2017	7,610	7,699
Fannie Mae 5.00% 2017	4,410	4,781
Fannie Mae 2.625% 2024	19,065	19,630
Fannie Mae 7.125% 2030	3,000	4,630
U.S. Government Securities Fund — Page 4 of 7

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	$1,582	$1,582
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.4588% 2017[3,4]	992	993
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	4,225	4,290
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,453
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,663
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	3,075	3,274
Fannie Mae, Series 2014-M1, multifamily 3.370% 2023[3,4]	3,600	3,818
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,4]	2,620	2,743
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[3,4]	6,525	7,028
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 2033[3,4]	4,966	5,644
Federal Farm Credit Banks 0.212% 2017[4]	10,825	10,852
Federal Farm Credit Banks 0.225% 2017[4]	8,861	8,862
Federal Farm Credit Banks 0.60% 2017	74,292	73,982
Federal Home Loan Bank 0.375% 2015	61,000	60,992
Federal Home Loan Bank 2.75% 2015	8,500	8,506
Federal Home Loan Bank 0.375% 2016	28,875	28,870
Federal Home Loan Bank 0.50% 2016	11,605	11,590
Federal Home Loan Bank 3.375% 2023	14,160	15,362
Federal Home Loan Bank 5.50% 2036	700	974
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	43,922
Freddie Mac 1.75% 2015	33,375	33,633
Freddie Mac 1.00% 2017	18,525	18,624
Freddie Mac 1.25% 2019	51,820	51,140
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	599	600
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	2,112	2,165
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	3,300	3,385
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	3,225	3,318
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	3,250	3,261
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[3,4]	3,108	3,119
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[3,4]	1,815	1,821
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	1,256	1,296
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	3,012	3,114
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	2,524	2,643
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	1,890	1,876
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	4,300	4,479
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	4,425	4,448
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	4,425	4,452
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,583	2,683
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,225
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3]	1,200	1,282
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[3]	3,075	3,236
Private Export Funding Corp. 1.45% 2019	5,250	5,163
Private Export Funding Corp. 2.25% 2020	10,000	10,146
Private Export Funding Corp. 3.55% 2024	11,150	11,971
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	178	183
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	406	436
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	184	198
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	574	624
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	1,672	1,798
Tennessee Valley Authority 1.875% 2022	18,350	17,805
Tennessee Valley Authority 4.65% 2035	3,930	4,832
Tennessee Valley Authority 5.88% 2036	2,750	3,853
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,422
Tennessee Valley Authority, Series B, 3.50% 2042	4,185	4,224
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,057
U.S. Government Securities Fund — Page 5 of 7

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
TVA Southaven 3.846% 2033[3]	$2,902	$3,100
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	38,500	39,337
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,538
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,400
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,233
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,944
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	983	992
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,731	1,840
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	1,920	2,092
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,514	1,639
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,928	1,951
		656,615
Total bonds, notes & other debt instruments (cost: $5,678,546,000)		5,793,991
Short-term securities 21.18%
Chevron Corp. 0.10% due 3/3/2015[6]	25,000	25,000
ExxonMobil Corp. 0.09% due 3/12/2015	19,500	19,499
Fannie Mae 0.06%–0.21% due 3/16/2015–1/4/2016	253,000	252,875
Federal Farm Credit Banks 0.08% due 5/20/2015	36,400	36,397
Federal Home Loan Bank 0.05%–0.20% due 3/6/2015–11/25/2015	783,215	782,832
Freddie Mac 0.10%–0.18% due 5/6/2015–12/8/2015	96,300	96,232
International Bank for Reconstruction and Development 0.04% due 3/11/2015	50,000	50,000
John Deere Cash Management SA 0.10% due 3/26/2015[6]	35,000	34,996
NetJets Inc. 0.05% due 3/2/2015[6]	47,400	47,400
Wal-Mart Stores, Inc. 0.08% due 3/2/2015[6]	46,000	46,000
Total short-term securities (cost: $1,391,026,000)		1,391,231
Total investment securities 109.39% (cost: $7,069,572,000)		7,185,222
Other assets less liabilities (9.39)%		(616,824)
Net assets 100.00%		$6,568,398
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $2,087,441,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.9085%	2/13/2017	$120,000	$126
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	500,000	(405)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.254	2/13/2018	300,000	444
Receive	LCH.Clearnet	3-month USD-LIBOR	1.865	1/30/2019	173,693	(611)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.82	2/2/2019	171,000	(764)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.811	2/2/2019	173,000	(805)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	234,800	2,644
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	146,600	1,686
U.S. Government Securities Fund — Page 6 of 7

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 2/28/2015 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	$58,600	$664
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	115,000	1,004
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	108,000	1,299
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	112,000	1,221
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	112,000	1,082
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	108,000	1,045
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	132,000	2,066
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	90,000	706
Receive	LCH.Clearnet	3-month USD-LIBOR	1.45	2/2/2020	670,000	(5,883)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.4205	2/6/2020	150,000	1,543
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	160,000	138
Receive	LCH.Clearnet	3-month USD-LIBOR	1.672	2/26/2020	90,000	124
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(4,539)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(5,689)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	63,000	(3,304)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4325	1/29/2025	76,000	688
Pay	LCH.Clearnet	3-month USD-LIBOR	1.90125	2/2/2025	364,000	7,113
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	3,000	62
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3775	2/3/2025	76,000	878
Pay	LCH.Clearnet	3-month USD-LIBOR	2.40375	2/3/2025	76,000	790
Receive	LCH.Clearnet	3-month USD-LIBOR	2.217	2/23/2025	67,900	621
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	80,000	(14,915)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	27,000	(4,261)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	28,000	(4,606)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	38,500	(1,856)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.239	2/2/2045	20,000	(1,091)
						$(22,785)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $38,042,000, which represented .58% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $153,871,000, which represented 2.34% of the net assets of the fund.

Key to abbreviation
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0415O-S42189	U.S. Government Securities Fund — Page 7 of 7

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The American Funds Income Series’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The American Funds Income Series’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 30, 2015

By /s/ Brian C. Jannsen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2015